STOCK BASED COMPENSATION (Details Narrative) - JPY (¥)				12 Months Ended
	May 13, 2022	Jul. 30, 2021	Nov. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of stock options				51,340
Reverse stock split				the Company after the adjustment for the 100-for-1 stock split in February 2018
Vesting period				2 years
Contractual period				10 years
Number of options							50,405
Exercise price				¥ 1,000	¥ 48,060,000	¥ 45,140,000
Recognized stock based compensation expense				¥ 6,580,000	¥ 11,564,000	¥ 2,394,000
Recognized stock based compensation expense				¥ 236,000
HeartCore Enterprises, Inc. [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Description for stock acquisition rights allotment agreement	the Company and HeartCore entered into the 9th stock acquisition rights allotment agreement pursuant to which the Company allotted 5,771 stock acquisition rights to HeartCore in substitution for the Warrants originally issued on May 13, 2022. The stock acquisition right is exercisable upon a successful listing on the Nasdaq Capital Market or NYSE American and has an exercise price of US$0.01 per share and is fully vested. The number of shares underlying each stock acquisition right is calculated as the number of issued and outstanding shares of the Company’s capital stock on a fully diluted basis as of the previous day of the listing date on a stock exchange multiplied by 2% and divided by 5,771, subject to adjustment as provided in the agreement. The stock acquisition right, subject to some conditions, is exercisable upon the effectiveness of an IPO throughout a period of ten years from the listing date
Consulting and Services Agreement [Member] | HeartCore Enterprises, Inc. [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Cash consideration	¥ 500,000
Description for warrants purchased for consulting agreement	HeartCore may exercise the Warrants at any time beginning on the date of IPO until ten years following completion of an IPO to purchase 2% of the fully diluted shares of the Company’s capital stock as of the date of IPO, for an exercise price per share of US$0.01, subject to adjustment as provided in the agreement
Officer Directors And Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares purchased			870
Exercise price			¥ 45,140
Vesting date			Aug. 26, 2022
Expiration date			Jul. 31, 2030
Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares purchased		50
Exercise price		¥ 48,060
Vesting date		Jul. 09, 2023
Expiration date		Jul. 31, 2031